Other operating expenses (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Other Operating Expenses

Other operating expenses

	1 January to 30 June
6 month period	2018	2017
IT related expenses	354	359
Office expenses	276	293
Advertising and public relations	200	209
Travel and accommodation expenses	93	86
External advisory fees	158	160
Audit and non-audit services	11	9
Postal charges	25	25
Depreciation of property and equipment	155	163
Amortisation of intangible assets	100	85
Impairments and reversals on property and equipment and intangibles	7	3
Regulatory costs	591	543
Addition/(unused amounts reversed) of provision for reorganisations and relocations	(20)	(5)
Addition/(unused amounts reversed) of other provisions	(35)	75
Contributions and subscriptions	42	43
Other	353	294

	2,309	2,342

Summary of Impairments and Reversals of Property and Equipment and Intangibles

Impairments and reversals of property and equipment and intangibles

			Reversals of
	Impairment losses		impairments		Total
	1 January to 30 June		1 January to 30 June		1 January to 30 June
6 month period	2018	2017	2018	2017	2018	2017
Property and equipment	5	4	(2)	(2)	4	2
Property development	3				3
Software and other intangible assets		1				1
(Reversals of) other impairments	9	5	(2)	(2)	7	3